Expense Example - Class K - BLACKROCK 20/80 TARGET ALLOCATION FUND - Class K Shares	Jan. 28, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	124
Expense Example, with Redemption, 5 Years	222
Expense Example, with Redemption, 10 Years	$ 510